UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.):  [  ] is a restatement.
					     [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:    Widmann, Siff & Co., Inc.
Address: 919 Conestoga Road
	   Building 3
         Bryn Mawr, PA  19010

Form 13F File Number:  28-2100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kim M. Davis
Title:    Vice President
Phone:    (610) 520-0500

Signature, Place, and Date of Signing:

Kim M. Davis		Bryn Mawr, PA		May 14, 2001
  Signature			 City, State		    Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
      holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:		  0

Form 13F Information Table Entry Total:     48

Form 13F Information Table Value Total:   $99,522
                                         (thousands)

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alltel Corp.                   COM              020039103     3645 69475.000SH       SOLE                27075.000         42400.000
Anadarko Petroleum Corp.       COM              032511107      477 7600.000 SH       SOLE                  200.000          7400.000
Applera Corp. - Applied Biosys COM              038020103     4859 175089.000SH      SOLE                69412.000        105677.000
Applera Corp. - Celera Genomic COM              038020202     1153 37365.000SH       SOLE                14895.000         22470.000
Avon Products, Inc.            COM              054303102     2819 70500.000SH       SOLE                34525.000         35975.000
Burnham Pacific Properties     COM              12232c108      317 66250.000SH       SOLE                26250.000         40000.000
Cardinal Health Inc.           COM              14149y108      481 4975.000 SH       SOLE                 2650.000          2325.000
Convergys Corp.                COM              212485106     6688 185420.000SH      SOLE                85225.000        100195.000
Crown America Realty Tr.       COM              228186102     1641 243175.000SH      SOLE                73350.000        169825.000
Crown Pacific Partners Ltd.    COM              228439105      249 32350.000SH       SOLE                 9000.000         23350.000
Enron Corp.                    COM              293561106     4236 72910.000SH       SOLE                35990.000         36920.000
Enterprise Products Partners L COM              293792107      656 18925.000SH       SOLE                 3900.000         15025.000
Equity Inns Inc.               COM              294703103      634 81025.000SH       SOLE                28475.000         52550.000
Equity Residential Pptys.      COM              29476L107     1428 27446.000SH       SOLE                12725.000         14721.000
Exxon Mobil Corp.              COM              30231g102      225 2780.999 SH       SOLE                                   2780.999
Federal National Mortgage Assn COM              313586109      468 5875.000 SH       SOLE                 4500.000          1375.000
Friede Goldman Halter Inc.     COM              358430106       86 35100.000SH       SOLE                 6575.000         28525.000
Gartner Group Inc.             COM              366651107      520 77125.000SH       SOLE                20675.000         56450.000
General Electric Co.           COM              369604103     1776 42439.000SH       SOLE                16550.000         25889.000
Glimcher Realty Trust          COM              379302102      546 36125.000SH       SOLE                17475.000         18650.000
Global Crossing                COM              G3921A100     1095 81138.000SH       SOLE                30076.000         51062.000
Harris Corp.                   COM              413875105     1727 69770.000SH       SOLE                34055.000         35715.000
Heller Financial Inc.          COM              423328103     2173 61808.000SH       SOLE                25250.000         36558.000
Household International Inc.   COM              441815107     2918 49260.000SH       SOLE                21675.000         27585.000
Int'l Business Machines        COM              459200101      211 2194.000 SH       SOLE                                   2194.000
Istar Financial Inc.           COM              45031u101      564 24465.000SH       SOLE                 9650.000         14815.000
J. P. Morgan Chase & Co.       COM              46625h100      826 18396.000SH       SOLE                13788.000          4608.000
Johnson & Johnson              COM              478160104     1110 12695.000SH       SOLE                 6325.000          6370.000
Kinder Morgan Energy Partners  COM              494550106     2562 40600.000SH       SOLE                17075.000         23525.000
Mattel, Inc.                   COM              577081102     2928 165025.000SH      SOLE                78800.000         86225.000
Microsoft Corp.                COM              594918104      331 6054.000 SH       SOLE                  850.000          5204.000
Mylan Labs Inc.                COM              628530107      231 8950.000 SH       SOLE                 7100.000          1850.000
Penn Virginia Corp.            COM              707882106      509 13645.000SH       SOLE                 8650.000          4995.000
Peoples Bk Bridgeport, CT      COM              710198102      904 35121.000SH       SOLE                17450.000         17671.000
Pfizer, Inc.                   COM              717081103    12255 299263.000SH      SOLE               139547.000        159716.000
Piedmont Natural Gas           COM              720186105      266 7500.000 SH       SOLE                 7500.000
Resource America Inc.          COM              761195205      605 56937.000SH       SOLE                11569.000         45368.000
Shire Pharmaceuticals ADR      COM              82481r106     1075 24566.999SH       SOLE                 6722.000         17844.999
Sovereign Bancorp, Inc.        COM              845905108     4071 480766.000SH      SOLE               226175.000        254591.000
Spieker Properties Inc.        COM              848497103     3565 65000.000SH       SOLE                20050.000         44950.000
Symantec                       COM              871503108     2527 60440.000SH       SOLE                24625.000         35815.000
USX-Marathon Group             COM              902905827     4435 164575.000SH      SOLE                78900.000         85675.000
Unisys Corp.                   COM              909214108     5456 389700.000SH      SOLE               183400.000        206300.000
United Dominion Realty Tr., In COM              910197102      144 11308.000SH       SOLE                 1462.000          9846.000
UnumProvident Corp.            COM              91529y106      636 21769.000SH       SOLE                19700.000          2069.000
Verizon Communications         COM              92343v104     4188 84947.000SH       SOLE                38738.000         46209.000
Washington Mutual              COM              939322103     8627 157575.000SH      SOLE                72875.000         84700.000
Watson Pharmaceuticals         COM              942683103      677 12875.000SH       SOLE                 4725.000          8150.000